Stockholders' Equity - Preferred Stock Issuances - Additional Information (Detail)														1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 21, 2017 USD ($) Investor Vote $ / shares shares	Aug. 28, 2017 USD ($) shares	Aug. 04, 2017 USD ($)	Jul. 11, 2017 USD ($) Vote $ / shares	Jul. 07, 2017 USD ($)	Jul. 02, 2017 USD ($) Vote $ / shares shares	May 09, 2017 USD ($)	Apr. 10, 2017 USD ($)	Mar. 13, 2017 USD ($)	Mar. 02, 2017 USD ($)	Feb. 10, 2017 USD ($)	Feb. 01, 2017 USD ($)	Jan. 12, 2017 USD ($)	Oct. 31, 2016 USD ($)	Feb. 28, 2015 USD ($)	Oct. 31, 2013 USD ($)	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 28, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Nov. 06, 2017 USD ($)	Sep. 12, 2017 $ / shares	Jun. 29, 2017 $ / shares
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares																	$ 0.01		$ 0.01	$ 0.01		$ 0.01
Conversion of convertible notes			$ 1,015,848		$ 2,000,000		$ 1,913,915	$ 3,621,286	$ 4,417,829	$ 125,999	$ 3,045,817	$ 544,000	$ 1,478,318				$ 0	$ 12,210,000		$ 40,121,000	$ 35,000,000	$ 649,000	$ 0
Sale of stock in private placement																	$ 4,252,000					1,011,000	8,479,000
Gross proceeds from the sale of shares														$ 1,200,000	$ 2,600,000	$ 7,500,000
Deemed dividend amount																				$ 527,000		$ 0	$ 0
Restructuring Agreement [Member]
Stockholders Equity Note [Line Items]
Conversion of convertible notes		$ 1,200,000
Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares																										$ 0.01
Number of Shares | shares						4,200
Closing bid price | $ / shares						$ 644,000
Number of votes | Vote						4,200,000
Preferred stock redemption price per share | $ / shares						$ 0.001
Series A Preferred Stock [Member] | Senior Secured Convertible Notes [Member]
Stockholders Equity Note [Line Items]
Conversion of convertible notes						$ 4,200,000
Series B Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares																										$ 0.01
Closing bid price | $ / shares				$ 32,787
Number of votes | Vote				61
Sale of stock in private placement				$ 2,360,000
Cash purchase price in private placement				2,000,000
Gross proceeds from the sale of shares				$ 2,000,000
Conversion price per share | $ / shares				$ 26,775
Deemed dividend amount																			$ 360,000
Series B Preferred Stock [Member] | Restructuring Agreement [Member]
Stockholders Equity Note [Line Items]
Redeemed share | shares		2,360,000
Series C Preferred Shares [Member]
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares																									$ 0.01
Number of Shares | shares	590
Number of votes | Vote	2,968
Preferred stock redemption price per share | $ / shares	$ 1,000.00
Conversion of convertible notes	$ 500,000
Number of investors | Investor	2
Redemption of preferred stock																								$ 590,000